UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   JUNE 30, 2007
                                               ---------------


Check here if Amendment [  ]; Amendment Number:
                                                -------------
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

      Signature                        Place                  Date of Signing
------------------------           --------------             ----------------
/S/ JEFFREY L. BERKOWITZ            NEW YORK, NY               JULY 25, 2007


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:         54
                                                --

Form 13F Information Table Value Total:       $84,140
                                              -------
                                             (thousands)




List of Other Included Managers:

None



------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                             AMOUNT & TYPE OF SECURITY                                         VOTING AUTHORITY

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                VALUE      SHRS OR    SH/   PUT/  INVESTMENT    OTHER
NAME OF ISSUER                CLASS     CUSIP      (X1000)    PRN AMOUNT  PRN   CALL  DISCRETION   MANAGERS SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AAR CORP                    COM       000361105       258        1,000          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AAR CORP                    COM       000361105       222       10,000     SH           SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC NEW          COM NEW   004930202     1,366      120,000     SH           SOLE                120,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEM INC        COM       009158106       218          500          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODUCTS & CHEM INC     COM       009158106     1,278       20,000     SH           SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AKAMAI TECHNOLOGIES INC     COM       00971T101       724       20,000     SH           SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                   COM       013817101     5,663      175,000     SH           SOLE                175,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES INC  COM       01741R102       205          700          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY TECHNOLOGIES INC  COM       01741R102     2,077       30,000     SH           SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE DATA SYSTEM CORP   COM       018581108     3,823       65,000     SH           SOLE                 65,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL INC               COM       039380100     1,695       40,000     SH           SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC          COM       042260109     3,290       60,000     SH           SOLE                 60,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CO                 COM       382388106     2,015       50,000     SH           SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CIENA CORPORATION           COM NEW   171779309       722      150,000     SH           SOLE                150,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CLEAN HARBORS INC           COM       184496107     1,008       25,000     SH           SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                   COM       189754104     2,990      100,000     SH           SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS
  & CO                      COM       263534109     2,080       50,000     SH           SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EAGLE MATERIALS             COM       26969P108       362          450          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EDIETS COM INC              COM       280597105     2,298      455,000     SH           SOLE                455,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC         COM       285512109     2,152       50,000     SH           SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPARTMENT
  STORES                    COM       31410H101       732       20,000     SH           SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT MCMORAN            COM       35671D857       277          450          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GATX CORP                   COM       361448103       638       15,000     SH           SOLE                 15,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC     COM       38141G104       320          450          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC           COM       38821G101     2,461       55,000     SH           SOLE                 55,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO              COM       406216101       742       10,000     SH           SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HOUSEVALUES INC             COM       44183Y102     1,733      250,000     SH           SOLE                250,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LANDSTAR SYSTEMS INC        COM       515098101     4,015       85,000     SH           SOLE                 85,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIVEPERSON INC              COM       538146101     1,455      300,000     SH           SOLE                300,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MANITOWOC CO INC            COM       563571108       445       10,000     SH           SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MANITOWOC CO INC            COM       563571108       376          450          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MCAFEE INC                  COM       579064106     1,214       50,000     SH           SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MONEYGRAM INTL INC          COM       60935Y109     1,019       30,000     SH           SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL-OILWELL INC        COM       637071101     1,583       25,000     SH           SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NUTRISYSTEM INC             COM       67069D108       201          200          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PARKER DRILLING CO          COM       701081101     1,580      220,000     SH           SOLE                220,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON COMPANIES         COM       703395103     2,270       65,000     SH           SOLE                 65,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PLANETOUT INC               COM       727058109     2,800      400,000     SH           SOLE                400,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD      COM       760975102     1,288        2,800          CALL
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD      COM       760975102     1,744       25,000     SH           SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SECURE COMPUTING CORP       COM       813705100       860      100,000     SH           SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC         COM       87425E103       524       30,000     SH           SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
THESTREET.COM INC           COM       88368Q103       910       71,000     SH           SOLE                 71,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TITANIUM METALS CORP        COM NEW   888339207       860       25,000     SH           SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRANSMERIDIAN EXPL INC      COM       89376N108     1,140      200,000     SH           SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UAL CORPORATION             COM NEW   902549807     2,637       85,000     SH           SOLE                 85,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL COMPRESSION
  HLDGS INC                 COM       913431102     1,574       25,000     SH           SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
UNIVISION COMMUNICATIONS
  INC                       CL A      914906102     4,523      135,000     SH           SOLE                135,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VIASAT INC                  COM       92552V100     1,284       50,000     SH           SOLE                 50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC         COM       931142103     2,168       45,000     SH           SOLE                 45,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTION GROUP INC       COM NEW   938862208     4,001       75,000     SH           SOLE                 75,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WINNEBAGO INDS INC          COM       974637100       291          700          PUT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDSPACE INC              CL A      981579105       340       95,000     SH           SOLE                 95,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ZIPREALTY INC               COM       98974V107     1,696      200,000     SH           SOLE                200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   84,140